PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Automobiles 0.6%
Ferrari NV (Italy)	161	$63,096
Banks 2.2%
NU Holdings Ltd. (Brazil) (Class A Stock)*	13,646	237,304
Broadline Retail 8.0%
Amazon.com, Inc.*	2,407	561,360
MercadoLibre, Inc. (Brazil)*	79	163,671
Sea Ltd. (Singapore), ADR*	981	136,369
		861,400
Capital Markets 2.6%
Robinhood Markets, Inc. (Class A Stock)*	2,229	286,404
Electric Utilities 2.6%
Constellation Energy Corp.	774	282,015
Financial Services 2.7%
Mastercard, Inc. (Class A Stock)	373	205,348
Toast, Inc. (Class A Stock)*	2,543	86,945
		292,293
Health Care Equipment & Supplies 4.2%
Edwards Lifesciences Corp.*	2,374	205,754
Intuitive Surgical, Inc.*	431	247,170
		452,924
Interactive Media & Services 9.0%
Alphabet, Inc. (Class A Stock)	3,051	976,869
IT Services 7.8%
Shopify, Inc. (Canada) (Class A Stock)*	3,177	503,999
Snowflake, Inc.*	1,331	334,401
		838,400
Personal Care Products 1.5%
L’Oreal SA (France)	370	161,256
Pharmaceuticals 6.6%
Galderma Group AG (Switzerland)	2,895	576,765
UCB SA (Belgium)	496	138,416
		715,181
Semiconductors & Semiconductor Equipment 19.0%
Advanced Micro Devices, Inc.*	1,069	232,539
Broadcom, Inc.	748	301,414
NVIDIA Corp.	5,598	990,846
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	1,827	532,589
		2,057,388
Software 15.8%
Cadence Design Systems, Inc.*	491	153,113
Crowdstrike Holdings, Inc. (Class A Stock)*	708	360,485

PGIM Jennison Better Future ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Microsoft Corp.	1,463	$719,811
Oracle Corp.	1,604	323,928
ServiceNow, Inc.*	182	147,859
		1,705,196
Specialty Retail 2.5%
Industria de Diseno Textil SA (Spain)	4,912	275,007
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	1,877	523,401
Xiaomi Corp. (China) (Class B Stock), 144A*	10,403	54,810
		578,211
Textiles, Apparel & Luxury Goods 7.7%
Brunello Cucinelli SpA (Italy)	2,343	249,196
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	1,074	227,745
Hermes International SCA (France)	146	355,764
		832,705

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $186,869)(wb)	186,869	186,869

TOTAL INVESTMENTS 100.0% (cost $9,165,285)		10,802,518
Other assets in excess of liabilities 0.0%		4,562

Net Assets 100.0%		$10,807,080

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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